Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory

	US dollars
	December 31,
(in thousands)	2012	2011
Finished products	12,222	9,496
Raw materials	2,525	1,289
Work in progress	-	96
	14,747	10,881